UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($)	Jun. 30, 2017	Feb. 17, 2017
Convertible bonds - 2017 | Convertible Debt
Face amount	$ 402,500,000	$ 402,500,000